Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000117741 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Absolute Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Absolute Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Absolute Return Fund (Institutional Class Shares / GARIX)	$78	1.59%*
* Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.59%	[1]
Net Assets	$ 766,488,888
Holdings Count | Holding	1,713
Advisory Fees Paid, Amount	$ 5,042,295
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$766,488,888
Total number of portfolio holdings	1,713
Total advisory fee paid, net	$5,042,295
Portfolio turnover rate as of the end of the reporting period	84%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	13.7%
Industrials	8.5%
Consumer Discretionary	6.8%
Health Care	5.7%
Communication Services	4.6%
Consumer Staples	3.8%
Materials	2.6%
Energy	2.4%
Financials	1.9%
Utilities	1.5%
Short-Term Investment	40.1%
Other Assets in Excess of Liabilities	8.4%
TOTAL	100.0%

C000126621 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GENIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Enhanced Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced Return Fund (Institutional Class Shares / GENIX)	$76	1.57%*
* Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.57%	[2]
Net Assets	$ 304,278,077
Holdings Count | Holding	1,554
Advisory Fees Paid, Amount	$ 1,702,598
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$304,278,077
Total number of portfolio holdings	1,554
Total advisory fee paid, net	$1,702,598
Portfolio turnover rate as of the end of the reporting period	64%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	4.1%
Industrials	3.3%
Communication Services	2.4%
Consumer Discretionary	2.1%
Consumer Staples	1.9%
Health Care	1.8%
Materials	1.0%
Financials	1.0%
Energy	0.6%
Utilities	0.4%
Affiliated Equity Registered Investment Companies	47.2%
Short-Term Investment	19.3%
Other Assets in Excess of Liabilities	14.9%
TOTAL	100.0%

C000130259 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Neutral Fund
Class Name	Institutional Class Shares
Trading Symbol	GONIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Neutral Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Neutral Fund (Institutional Class Shares / GONIX)	$79	1.59%*
* Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%	[3]
Net Assets	$ 110,818,651
Holdings Count | Holding	1,642
Advisory Fees Paid, Amount	$ 571,993
Investment Company Portfolio Turnover	213.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$110,818,651
Total number of portfolio holdings	1,642
Total advisory fee paid, net	$571,993
Portfolio turnover rate as of the end of the reporting period	213%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	18.6%
Industrials	15.3%
Health Care	14.3%
Consumer Discretionary	11.2%
Consumer Staples	7.2%
Materials	6.8%
Energy	6.6%
Communication Services	4.4%
Utilities	3.5%
Financials	2.5%
Short-Term Investment	1.5%
Other Assets in Excess of Liabilities	8.1%
TOTAL	100.0%

C000153419 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Index Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	GINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Index Plus Fund Institutional Class Shares (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Index Plus Fund (Institutional Class Shares / GINDX)	$76	1.54%*
* Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.54%	[4]
Net Assets	$ 899,343,676
Holdings Count | Holding	699
Advisory Fees Paid, Amount	$ 3,431,517
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$899,343,676
Total number of portfolio holdings	699
Total advisory fee paid, net	$3,431,517
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	5.0%
Communication Services	3.0%
Financials	2.4%
Industrials	2.4%
Health Care	1.8%
Consumer Discretionary	1.6%
Consumer Staples	1.6%
Materials	0.9%
Energy	0.6%
Utilities	0.6%
Real Estate	0.5%
Affiliated Equity Registered Investment Company	45.7%
Short-Term Investment	6.7%
Other Assets in Excess of Liabilities	27.2%
TOTAL	100.0%

C000197763 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Index Plus Fund
Class Name	Investor Class Shares
Trading Symbol	GNNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Index Plus Fund Investor Class Shares (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Index Plus Fund (Investor Class Shares / GNNDX)	$88	1.78%*
* Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%	[5]
Net Assets	$ 899,343,676
Holdings Count | Holding	699
Advisory Fees Paid, Amount	$ 3,431,517
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$899,343,676
Total number of portfolio holdings	699
Total advisory fee paid, net	$3,431,517
Portfolio turnover rate as of the end of the reporting period	44%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	5.0%
Communication Services	3.0%
Financials	2.4%
Industrials	2.4%
Health Care	1.8%
Consumer Discretionary	1.6%
Consumer Staples	1.6%
Materials	0.9%
Energy	0.6%
Utilities	0.6%
Real Estate	0.5%
Affiliated Equity Registered Investment Company	45.7%
Short-Term Investment	6.7%
Other Assets in Excess of Liabilities	27.2%
TOTAL	100.0%

C000153420 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Total Return Fund
Class Name	Institutional Class Shares
Trading Symbol	GTRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Total Return Fund (Institutional Class Shares / GTRFX)	$0	0.00%*
* Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[6]
Net Assets	$ 14,764,491
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$14,764,491
Total number of portfolio holdings	7
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Affiliated Equity Registered Investment Companies	98.3%
Short-Term Investment	1.8%
Liabilities in Excess of Other Assets	(0.1)%
TOTAL	100.0%

C000162939 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Large Value Fund
Class Name	Institutional Class Shares
Trading Symbol	GVALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Large Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Large Value Fund (Institutional Class Shares / GVALX)	$37	0.75%*
* Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[7]
Net Assets	$ 32,953,101
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 46,721
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$32,953,101
Total number of portfolio holdings	269
Total advisory fee paid, net	$46,721
Portfolio turnover rate as of the end of the reporting period	94%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Industrials	21.0%
Health Care	11.9%
Consumer Discretionary	11.9%
Information Technology	11.7%
Financials	11.4%
Consumer Staples	9.4%
Communication Services	7.4%
Energy	5.3%
Real Estate	4.4%
Materials	3.5%
Utilities	1.3%
Short-Term Investment	0.4%
Other Assets in Excess of Liabilities	0.4%
TOTAL	100.0%

C000173678 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Hedged Core Fund
Class Name	Institutional Class Shares
Trading Symbol	GCHDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Hedged Core Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Hedged Core Fund (Institutional Class Shares / GCHDX)	$86	1.71%*
* Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.71%	[8]
Net Assets	$ 5,177,806
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 20,601
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$5,177,806
Total number of portfolio holdings	289
Total advisory fee paid, net	$20,601
Portfolio turnover rate as of the end of the reporting period	158%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
	Long	Short	Net
Information Technology	42.1%	(12.1)%	30.0%
Consumer Staples	22.9%	—	22.9%
Communication Services	11.9%	(0.8)%	11.1%
Financials	9.3%	(0.4)%	8.9%
Consumer Discretionary	10.2%	(1.8)%	8.4%
Health Care	14.0%	(6.0)%	8.0%
Materials	7.3%	(3.5)%	3.8%
Industrials	9.4%	(6.3)%	3.1%
Utilities	6.7%	(5.2)%	1.5%
Energy	2.8%	(1.9)%	0.9%
Real Estate	0.5%	(1.6)%	(1.1)%
Short-Term Investment	2.2%	—	2.2%
Total Investments	139.3%	(39.6)%	99.7%
Other Assets in Excess of Liabilities			0.3%
Net Assets			100.0%

C000173679 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced 500 Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	GEFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Enhanced 500 Plus Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced 500 Plus Fund (Institutional Class Shares / GEFPX)	$95	1.91%*
* Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%	[9]
Net Assets	$ 4,757,721
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$4,757,721
Total number of portfolio holdings	495
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	114%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
	Long	Short	Net
Information Technology	34.8%	(7.6)%	27.2%
Communication Services	17.8%	(0.6)%	17.2%
Financials	16.7%	(1.8)%	14.9%
Consumer Discretionary	15.3%	(2.9)%	12.4%
Industrials	17.3%	(5.7)%	11.6%
Consumer Staples	9.6%	(1.8)%	7.8%
Health Care	12.7%	(7.0)%	5.7%
Materials	3.8%	(1.6)%	2.2%
Energy	4.0%	(3.0)%	1.0%
Real Estate	3.4%	(2.5)%	0.9%
Utilities	1.5%	(4.8)%	(3.3)%
Short-Term Investment	2.1%	—	2.1%
Total Investments	139.0%	(39.3)%	99.7%
Other Assets in Excess of Liabilities			0.3%
Net Assets			100.0%

C000174405 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Defensive Long 500 Fund
Class Name	Institutional Class Shares
Trading Symbol	GDLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Defensive Long 500 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Defensive Long 500 Fund (Institutional Class Shares / GDLFX)	$99	1.97%*
* Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.97%	[10]
Net Assets	$ 18,128,123
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 51,721
Investment Company Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$18,128,123
Total number of portfolio holdings	434
Total advisory fee paid, net	$51,721
Portfolio turnover rate as of the end of the reporting period	103%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	23.1%
Consumer Staples	8.4%
Communication Services	6.9%
Industrials	5.9%
Materials	5.7%
Health Care	4.8%
Consumer Discretionary	4.1%
Financials	3.8%
Utilities	2.7%
Energy	0.7%
Short-Term Investment	8.7%
Other Assets in Excess of Liabilities	25.2%
TOTAL	100.0%

C000176940 [Member]
Shareholder Report [Line Items]
Fund Name	Gotham Enhanced S&P 500 Index Fund
Class Name	Institutional Class Shares
Trading Symbol	GSPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gotham Enhanced S&P 500 Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gothamfunds.com/documents. You can also request this information by contacting us at (877) 974-6852.
Additional Information Phone Number	(877) 974-6852
Additional Information Website	https://www.gothamfunds.com/documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Gotham Enhanced S&P 500 Index Fund (Institutional Class Shares / GSPFX)	$25	0.50%*
* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[11]
Net Assets	$ 20,916,583
Holdings Count | Holding	501
Advisory Fees Paid, Amount	$ 38,017
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$20,916,583
Total number of portfolio holdings	501
Total advisory fee paid, net	$38,017
Portfolio turnover rate as of the end of the reporting period	92%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation
Information Technology	27.9%
Communication Services	14.2%
Financials	13.0%
Consumer Discretionary	12.1%
Industrials	10.3%
Health Care	8.1%
Consumer Staples	5.4%
Energy	2.8%
Materials	2.4%
Real Estate	1.7%
Utilities	1.2%
Short-Term Investment	0.9%
Other Assets in Excess of Liabilities	0.0%
TOTAL	100.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized